Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 61
2017	44
2018	28
2019	17
2020	8
Thereafter	8
Net Cost	$ 166	$ 193